Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000120713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class R6)
Average Annual Return, Percent	19.96%	15.77%	11.66%
C000021943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class R5)
Average Annual Return, Percent	19.82%	15.68%	11.58%
C000069441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class Y)
Average Annual Return, Percent	19.82%	15.66%	11.53%
C000081511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class S)
Average Annual Return, Percent	19.69%	15.50%	11.36%
C000000680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class R)
Average Annual Return, Percent	19.22%	15.09%	10.97%
C000000679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class C) —including sales charge
Average Annual Return, Percent	17.64%	14.51%	10.58%
C000000677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class A) —including sales charge
Average Annual Return, Percent	12.98%	14.08%	10.62%
C000000691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class A) —including sales charge
Average Annual Return, Percent	4.89%	11.61%	7.82%
C000000693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class C) —including sales charge
Average Annual Return, Percent	9.17%	12.05%	7.78%
C000029594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class R)
Average Annual Return, Percent	10.65%	12.60%	8.16%
C000069443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class Y)
Average Annual Return, Percent	11.32%	13.18%	8.71%
C000029595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Investor Class)
Average Annual Return, Percent	11.05%	12.99%	8.52%
C000021945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class R5)
Average Annual Return, Percent	11.25%	13.21%	8.75%
C000120714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class R6)
Average Annual Return, Percent	11.34%	13.28%	8.84%
C000188847 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class R6)
Average Annual Return, Percent	26.18%	13.80%	15.26%
C000069445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class R5)
Average Annual Return, Percent	26.21%	13.75%	15.27%
C000069444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class Y)
Average Annual Return, Percent	26.12%	13.76%	15.26%
C000081512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class S)
Average Annual Return, Percent	25.93%	13.59%	15.10%
C000265798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class R)
Average Annual Return, Percent	25.48%	13.19%	14.69%
C000063686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class P)
Average Annual Return, Percent	26.02%	13.65%	15.15%
C000063685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class C) —including sales charge
Average Annual Return, Percent	23.86%	12.63%	14.29%
C000063683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class A) —including sales charge
Average Annual Return, Percent	18.89%	12.20%	14.33%
C000209248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class A) —including sales charge
Average Annual Return, Percent	15.94%	15.97%	12.61%
C000209247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class C) —including sales charge
Average Annual Return, Percent	20.74%	16.41%	12.58%
C000209246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class R)
Average Annual Return, Percent	22.32%	17.00%	12.97%
C000209245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class Y)
Average Annual Return, Percent	22.97%	17.58%	13.53%
C000209244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class R5)
Average Annual Return, Percent	23.05%	17.67%	13.49%
C000209243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class R6)
Average Annual Return, Percent	23.07%	17.69%	13.50%
C000209264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class R6)
Average Annual Return, Percent	19.30%	15.74%	12.84%
C000209260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class R5)
Average Annual Return, Percent	19.30%	15.75%	12.67%
C000209258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class Y)
Average Annual Return, Percent	19.23%	15.65%	12.70%
C000209256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class R)
Average Annual Return, Percent	18.65%	15.08%	12.14%
C000209253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class C) —including sales charge
Average Annual Return, Percent	17.05%	14.50%	11.76%
C000209266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class A) —including sales charge
Average Annual Return, Percent	12.42%	14.09%	11.81%
C000209276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class A) —including sales charge
Average Annual Return, Percent	11.26%	14.15%	10.99%
C000209268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class C) —including sales charge
Average Annual Return, Percent	15.81%	14.58%	10.95%
C000209270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class R)
Average Annual Return, Percent	17.48%	15.17%	11.34%
C000209271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class Y)
Average Annual Return, Percent	18.02%	15.74%	11.89%
C000209272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class R5)
Average Annual Return, Percent	18.12%	15.84%	11.87%
C000209273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class R6)
Average Annual Return, Percent	18.14%	15.83%	12.04%
Without Sales Load [Member] | C000000679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class C) —excluding sales charge
Average Annual Return, Percent	18.64%	14.51%	10.58%
Without Sales Load [Member] | C000000677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Charter Fund (Class A) —excluding sales charge
Average Annual Return, Percent	19.53%	15.38%	11.25%
Without Sales Load [Member] | C000000691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class A) —excluding sales charge
Average Annual Return, Percent	10.98%	12.89%	8.43%
Without Sales Load [Member] | C000000693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Diversified Dividend Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.16%	12.05%	7.78%
Without Sales Load [Member] | C000063685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class C) —excluding sales charge
Average Annual Return, Percent	24.86%	12.63%	14.29%
Without Sales Load [Member] | C000063683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Summit Fund (Class A) —excluding sales charge
Average Annual Return, Percent	25.81%	13.47%	14.97%
Without Sales Load [Member] | C000209248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	22.70%	17.29%	13.25%
Without Sales Load [Member] | C000209247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street All Cap Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	21.74%	16.41%	12.58%
Without Sales Load [Member] | C000209253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	18.04%	14.50%	11.76%
Without Sales Load [Member] | C000209266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	18.96%	15.39%	12.45%
Without Sales Load [Member] | C000209276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class A) —excluding sales charge
Average Annual Return, Percent	17.72%	15.44%	11.62%
Without Sales Load [Member] | C000209268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rising Dividends Fund (Class C) —excluding sales charge
Average Annual Return, Percent	16.81%	14.58%	10.95%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	17.05%	14.39%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.28%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	14.08%